COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating lease commitments
Rental expenses	$ 15,451	$ 12,187	$ 9,603
Future minimum lease payments under non-cancelable operating lease agreements
2016	10,163
2017	6,952
2018	6,066
2019	5,425
2020	4,987
Thereafter	112,073
Total	$ 145,666
Minimum
Operating lease commitments
Remaining terms for various operating lease agreements	1 month
Maximum
Operating lease commitments
Remaining terms for various operating lease agreements	324 months